Employee Future Benefits - Schedule of Allocation of and Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
2021 Target Allocation	100.00%
Actual Plan Asset Allocations (percent)	100.00%	100.00%
Fair value of plan assets	$ 4,162	$ 3,919
Equities
Defined Benefit Plan Disclosure [Line Items]
2021 Target Allocation	47.00%
Actual Plan Asset Allocations (percent)	48.00%	48.00%
Fair value of plan assets	$ 2,020	$ 1,876
Fixed income
Defined Benefit Plan Disclosure [Line Items]
2021 Target Allocation	46.00%
Actual Plan Asset Allocations (percent)	45.00%	45.00%
Fair value of plan assets	$ 1,861	$ 1,777
Real estate
Defined Benefit Plan Disclosure [Line Items]
2021 Target Allocation	6.00%
Actual Plan Asset Allocations (percent)	6.00%	6.00%
Fair value of plan assets	$ 235	$ 221
Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 21	$ 20
Cash and other
Defined Benefit Plan Disclosure [Line Items]
2021 Target Allocation	1.00%
Actual Plan Asset Allocations (percent)	1.00%	1.00%
Fair value of plan assets	$ 25	$ 25
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	978	918
Level 1 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	749	713
Level 1 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	219	197
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	8
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,928	2,777
Level 2 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,271	1,163
Level 2 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,642	1,580
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	17
Level 2 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15	17
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	256	224	$ 229
Level 3 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	235	204
Level 3 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21	20
Level 3 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0